Provisions - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Closing share price (in euro per share)	€ 3.72	€ 2.16
Other provisions	€ 6,705	€ 5,671
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	5,200	5,200
Restructuring provision
Disclosure of other provisions [line items]
Additional provisions, other provisions	€ 400	€ 0